OPERATING EXPENSES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING EXPENSES

Operating expenses are stated after charging/(crediting):

	Year Ended March 31,
Group	2025 $	2024 $	2023 $
Director fees including bonus (excluding Chairman’s bonus)	1,145,581	1,100,192	910,403
Chairman’s bonus	347,500	934,007	300,000
Auditor’s Remuneration (refer to Note 20)	182,853	158,195	454,692
Legal and Professional fees	1,005,883	1,377,774	1,432,926
FX Gains and losses	(96,978)	55,183	99,930
Depreciation	2,563	3,866	3,797